Income Taxes - Reconciliation of Expected Tax Expense with Actual Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
U.S. federal statutory rate , Amount	$ (1,259)	$ (660)	$ (3,581)
U.S. federal statutory rate	21.00%	21.00%	21.00%
State tax rate, net of federal effect, Amount	$ 2	$ 2	$ 2
State tax rate, net of federal benefit	0.00%	0.10%	0.00%
Statutory tax rate difference between Israel and United States, Amount	$ (67)	$ (76)	$ (187)
Statutory tax rate difference between Israel and United States	1.10%	2.40%	1.10%
Other items, Amount	$ 9	$ 1	$ (5)
Other items	(0.20%)	0.00%	0.00%
Research and development credit, Amount	$ (142)	$ (280)	$ (3,426)
Research and development credit	2.40%	8.90%	20.10%
Stock compensation, Amount	$ 17	$ 749	$ 358
Stock compensation	(0.30%)	(23.80%)	(2.10%)
Warrant valuation, Amount		$ (79)	$ (334)
Warrant valuation		2.50%	2.00%
Other nontaxable or nondeductible items, Amount	$ 2	$ 19	$ 322
Other nontaxable or nondeductible items	0.00%	(0.70%)	(1.90%)
Income tax provision	0.00%	0.00%	0.00%
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
U.S. Changes in valuation allowances, Amount	$ 683	$ (544)	$ 4,695
U.S. Changes in valuation allowances	(11.40%)	17.30%	(27.50%)
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
U.S. Changes in valuation allowances, Amount	$ 755	$ 868	$ 2,157
U.S. Changes in valuation allowances	(12.60%)	(27.60%)	(12.70%)